Cover	Oct. 29, 2025
Cover [Abstract]
Entity Registrant Name	PEDEVCO CORP.
Entity Central Index Key	0001141197
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 29, 2025
Entity File Number	001-35922
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	22-3755993
Entity Address Address Line 1	575 N. Dairy Ashford
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Amendment Description	PEDEVCO Corp. (the “Company”, “we” and “us”) previously filed a Current Report on Form 8-K with the Securities and Exchange Commission on November 3, 2025 (the “Initial Form 8-K”), disclosing that on October 31, 2025 (the “Closing Date”), the Company entered into, and closed the transactions contemplated by, an Agreement and Plan of Merger (the “Merger Agreement”), with NP Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“First Merger Sub”), COG Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Second Merger Sub,” and together with First Merger Sub, the “Merger Subs”), North Peak Oil & Gas, LLC, a Delaware limited liability company (“NPOG”), Century Oil and Gas Sub-Holdings, LLC, a Delaware limited liability company (“COG,” and together with NPOG, “North Peak”), and, solely for purposes of the specified provisions therein, North Peak Oil & Gas Holdings, LLC, a Delaware limited partnership (“North Peak Holdings”), pursuant to which (a) First Merger Sub merged with and into NPOG, with NPOG being the surviving entity and a wholly-owned subsidiary of PEDEVCO, and (b) Second Merger Sub merged with and into COG, with COG being the surviving entity and a wholly owned subsidiary of PEDEVCO (clauses (a) and (b), together, the “Mergers” or the “North Peak Merger”). Concurrently with the closing of the Mergers, certain investors subscribed for and purchased an aggregate of 6,363,637 shares of PEDEVCO Series A Preferred Stock at a price per share equal to $5.50 per share or an aggregate of $35,000,004, from the Company. North Peak owns substantial oil-weighted producing assets and leasehold interests with future drilling inventory located in the Northern DJ and Powder River Basins including approximately 281,000 net acres. At the time of the filing of the Initial Form 8-K, the Company stated that it intended to file the required financial statements and pro forma financial information associated with the Mergers within 71 days from the date that such Initial Form 8-K was required to be filed. By this Amendment No. 1 to the Initial Form 8-K, the Company is amending and restating Item 9.01 thereof to include the required financial statements and pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of Whitley Penn LLP, filed herewith as Exhibit 23.1, there are no changes to the Closing Form 8-K.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	221-1768
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PED
Security Exchange Name	NYSE